LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.26%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 5.85% (LIBOR01M + 4.90%) 11/25/24	3,254,490	$ 3,096,854
Fannie Mae REMICs
*•Series 2008-76 EI 3.55% (4.50% minus LIBOR01M) 9/25/23	78	1
*•Series 2010-100 SV 5.68% (6.63% minus LIBOR01M) 9/25/40	2,288,769	544,674
*•Series 2010-134 SK 5.10% (6.05% minus LIBOR01M) 6/25/38	2,504,391	73,269
*Series 2012-101 BI 4.00% 9/25/27	179,089	11,431
*•Series 2013-124 SB 5.00% (5.95% minus LIBOR01M) 12/25/43	515,898	104,394
*•Series 2013-54 BS 5.20% (6.15% minus LIBOR01M) 6/25/43	182,978	37,246
*•Series 2016-60 QS 5.15% (6.10% minus LIBOR01M) 9/25/46	1,606,822	322,346
*•Series 2016-61 BS 5.15% (6.10% minus LIBOR01M) 9/25/46	2,971,169	552,674
*•Series 2017-76 SB 5.15% (6.10% minus LIBOR01M) 10/25/57	2,453,817	421,639
*•Series 2017-85 SC 5.25% (6.20% minus LIBOR01M) 11/25/47	517,597	100,871
Fannie Mae-Aces
2.50% 10/25/37	199,305	220,605
3.27% 1/25/29	1,560,000	1,802,993
3.45% 1/1/29	1,730,000	2,009,136
Freddie Mac REMICs
*•Series 3973 SA 5.79% (6.49% minus LIBOR01M) 12/15/41	1,205,229	268,940
*•Series 4057 CS 5.35% (6.05% minus LIBOR01M) 4/15/39	1,403,590	47,134
Series 4793 CB 3.00% 5/15/48	2,892,048	3,043,597
Series 4793 CD 3.00% 6/15/48	2,119,933	2,209,033
Series 4813 CJ 3.00% 8/15/48	2,224,170	2,298,497
*•Freddie Mac Strips
Series 334 S7 5.40% (6.10% minus LIBOR01M) 8/15/44	2,034,350	389,843
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 353 S1 5.30% (6.00% minus LIBOR01M) 12/15/46	770,691	$ 170,625
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 3.15% (LIBOR01M + 2.20%) 9/25/24	2,961,126	2,942,619
Series 2015-HQ2 M2 2.90% (LIBOR01M + 1.95%) 5/25/25	201,249	197,037
Series 2015-HQA2 M2 3.75% (LIBOR01M + 2.80%) 5/25/28	58,318	55,984
Series 2016-DNA1 M2 3.85% (LIBOR01M + 2.90%) 7/25/28	1,039,605	1,033,201
Series 2016-HQA2 M2 3.20% (LIBOR01M + 2.25%) 11/25/28	49,255	48,527
GNMA
*•Series 2007-51 SG 5.81% (6.58% minus LIBOR01M) 8/20/37	273,662	67,743
Series 2010-42 PC 5.00% 7/20/39	138,514	148,333
*Series 2013-53 OI 3.50% 4/20/43	1,876,048	202,241
*•Series 2016-135 SB 5.40% (6.10% minus LIBOR01M) 10/16/46	448,715	123,425
*•Series 2016-21 ST 5.38% (6.15% minus LIBOR01M) 2/20/46	2,354,442	538,041
*Series 2016-84 IG 4.50% 11/16/45	3,933,314	739,101
*•Series 2017-H22 IC 2.69% 11/20/67	2,266,358	210,436
•Series 2018-H13 FC 1.96% (LIBOR01M + 0.30%) 7/20/68	734,666	718,215
Total Agency Collateralized Mortgage Obligations (Cost $24,285,473)		24,750,705
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.99%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.47% 2/25/43	85,710	97,469
*•Series 2015-M4 X2 0.39% 7/25/22	13,135,211	76,408
Series 2016-M11 AL 2.94% 7/25/39	751,157	772,418
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	$ 1,303,328
•Series 2018-M9 APT2 3.12% 4/25/28	100,000	112,895
•Series 2019-M23 3A3 2.72% 10/25/31	599,945	669,424
Series 2019-M27 A2 2.70% 11/25/40	100,000	113,330
Series 2019-M4 A2 3.61% 2/25/31	830,000	943,338
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 0.93% 8/25/26	54,755,756	2,695,149
♦Series K091 A2 3.51% 3/25/29	1,760,000	2,010,302
*♦•Series K092 X1 0.71% 4/25/29	9,991,875	537,877
*♦•Series K094 X1 0.88% 6/25/29	2,998,649	199,015
*♦•Series K094 XAM 1.15% 6/25/29	4,850,000	442,766
*♦•Series K095 X1 0.95% 6/25/29	2,496,392	176,448
*♦•Series K095 XAM 1.24% 6/25/29	1,200,000	117,215
*♦•Series K101 X1 0.84% 10/25/29	1,199,355	77,532
♦Series K-1513 A3 2.80% 8/25/34	300,000	332,456
*♦•Series K735 X1 0.97% 5/25/26	2,598,329	131,922
*♦•Series K737 X1 0.64% 10/25/26	6,998,018	249,920
*♦•Series KC05 X1 1.20% 6/25/27	3,498,216	218,415
GNMA
•Series 2013-107 AD 2.69% 11/16/47	1,134,731	1,195,595
*•Series 2013-50 IO 0.19% 10/16/48	17,073,298	240,699
*•Series 2013-74 IO 0.80% 12/16/53	49,177,135	1,633,964
•Series 2014-17 AM 2.57% 6/16/48	37,697	39,504
*•Series 2016-128 IO 0.95% 9/16/56	18,244,095	1,146,689
•Series 2016-56 VL 3.34% 3/16/57	2,032,304	2,179,477
*•Series 2017-145 IO 0.67% 4/16/57	4,692,606	264,465
*•Series 2017-157 IO 0.57% 12/16/59	3,699,722	203,867
*•Series 2017-8 IO 0.72% 8/16/58	4,252,189	240,781
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
Series 2020-28 AH 2.30% 11/16/61	998,706	$ 1,037,738
Total Agency Commercial Mortgage-Backed Securities (Cost $19,591,313)		19,460,406
AGENCY MORTGAGE-BACKED SECURITIES–40.86%
Fannie Mae
2.52% 10/1/29	180,000	194,028
2.67% 9/1/31	300,000	328,089
2.67% 10/1/31	500,000	547,607
2.67% 10/1/34	600,000	649,842
2.77% 8/1/31	200,000	220,976
2.84% 8/1/31	300,000	334,261
2.85% 8/1/31	710,000	790,226
2.87% 7/1/31	200,000	222,526
2.95% 7/1/27	1,464,864	1,611,307
2.98% 8/1/31	600,000	671,389
3.04% 6/1/29	1,000,000	1,120,668
3.07% 1/1/29	310,000	346,814
3.08% 1/1/28	2,670,000	2,974,202
3.16% 5/1/29	494,777	555,638
3.19% 5/1/29	197,362	221,718
3.24% 5/1/29	680,000	771,888
3.26% 5/1/29	340,000	385,699
3.30% 4/1/29	300,000	341,832
3.31% 5/1/31	200,000	230,263
3.35% 5/1/29	180,000	205,631
3.50% 3/1/57	6,797,239	7,333,097
3.64% 11/1/28	500,000	574,761
4.00% 8/1/56	9,274,859	10,311,329
4.00% 6/1/57	2,116,832	2,352,050
4.50% 9/1/57	2,664,035	2,969,429
Fannie Mae S.F. 15 yr
3.50% 4/1/32	3,480,048	3,706,717
4.00% 1/1/27	783,665	826,831
Fannie Mae S.F. 30 yr
3.00% 9/1/46	138,732	146,628
3.00% 10/1/46	1,648,447	1,741,385
3.00% 11/1/46	21,646,666	22,893,291
3.00% 12/1/46	1,041,497	1,100,267
3.00% 1/1/47	11,782,525	12,467,822
3.00% 2/1/47	2,270,866	2,398,966
3.00% 7/1/49	88,437	92,849
3.00% 8/1/49	578,287	606,687
3.00% 9/1/49	7,220,618	7,611,057
3.00% 10/1/49	15,107,368	15,880,684
3.00% 11/1/49	17,471,842	18,331,339
3.00% 12/1/49	5,120,661	5,381,867
3.00% 1/1/50	5,071,793	5,321,828
3.00% 2/1/50	43,610,572	45,864,884
3.00% 3/1/50	38,524,135	40,415,403
3.50% 12/1/42	234,976	252,347

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 3/1/43	1,948,270	$ 2,091,850
3.50% 11/1/44	19,836,816	21,275,933
3.50% 2/1/45	254,352	273,095
3.50% 12/1/46	2,597,036	2,788,060
3.50% 2/1/47	1,070,748	1,140,298
3.50% 10/1/47	19,672,004	20,859,810
3.50% 12/1/47	2,690,728	2,856,115
3.50% 4/1/48	2,928,269	3,127,379
3.50% 6/1/48	732,827	776,536
3.50% 2/1/49	88,591	94,581
3.50% 4/1/49	4,306,621	4,558,739
3.50% 5/1/49	3,582,986	3,797,734
3.50% 6/1/49	8,126,469	8,620,743
3.50% 7/1/49	8,290,020	8,790,141
3.50% 9/1/49	3,615,269	3,829,506
3.50% 10/1/49	2,936,031	3,121,590
3.50% 11/1/49	1,872,390	1,989,473
3.50% 12/1/49	887,940	945,866
3.50% 1/1/50	393,616	417,585
3.50% 2/1/50	8,243,527	8,746,176
3.50% 3/1/50	1,880,856	1,990,147
4.00% 11/1/42	1,286,860	1,400,846
4.00% 10/1/44	19,111,960	20,803,641
4.00% 4/1/47	2,081,202	2,240,940
4.00% 5/1/47	6,414,550	6,906,616
4.00% 9/1/47	2,927,810	3,137,125
4.00% 10/1/47	12,780,498	13,682,368
4.00% 4/1/48	11,646,203	12,470,734
4.00% 9/1/48	198,262	217,445
4.00% 12/1/49	1,540,085	1,646,755
4.50% 6/1/38	1,611,025	1,764,970
4.50% 6/1/39	1,393,727	1,526,235
4.50% 10/1/41	946,687	1,037,425
4.50% 1/1/42	3,542,981	3,882,313
4.50% 10/1/43	1,758,840	1,927,009
4.50% 3/1/44	9,446	10,304
4.50% 8/1/44	3,076,271	3,370,000
4.50% 3/1/46	2,459,756	2,695,089
4.50% 3/1/47	3,189,780	3,453,364
4.50% 6/1/47	495,717	538,546
4.50% 10/1/48	1,341,091	1,443,743
4.50% 11/1/48	464,793	499,779
4.50% 12/1/48	4,200,760	4,517,687
4.50% 5/1/49	14,973,261	16,126,273
4.50% 7/1/49	812,332	877,273
5.00% 4/1/37	35,362	39,323
5.00% 5/1/48	411,631	445,295
5.00% 10/1/48	755,722	815,771
5.00% 11/1/48	2,424,401	2,616,749
5.00% 12/1/48	2,094,039	2,259,979
5.50% 5/1/34	529,661	598,498
5.50% 9/1/36	706,574	798,603
5.50% 1/1/38	2,152,632	2,427,282
5.50% 1/1/39	816,176	922,479
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/40	1,427,561	$ 1,613,446
5.50% 3/1/41	722,395	816,464
5.50% 6/1/41	480,917	545,013
5.50% 7/1/41	1,514,664	1,714,492
6.00% 1/1/39	62,953	72,476
6.00% 10/1/39	868,517	999,336
6.00% 4/1/40	63,237	72,762
6.00% 10/1/40	296,959	341,940
6.00% 7/1/41	848,823	976,913
Fannie Mae S.F. 30 yr TBA
3.50% 5/13/50	15,200,000	16,076,082
4.00% 5/13/50	1,500,000	1,601,101
4.50% 5/13/50	33,200,000	35,710,750
5.00% 5/13/50	3,800,000	4,099,206
Federal Home Loan Pool
3.00% 10/1/49	5,371,550	5,645,145
3.00% 1/1/50	1,769,054	1,859,432
3.50% 1/1/50	3,274,696	3,463,284
3.50% 2/1/50	2,189,383	2,327,775
FNMA
=2.14% 3/26/30	300,000	306,188
=2.26% 3/1/30	1,200,000	1,242,938
2.50% 6/11/50	6,300,000	6,527,671
3.50% 5/1/49	705,388	746,449
3.50% 11/1/49	1,466,151	1,550,585
3.50% 1/1/50	3,381,666	3,576,416
Freddie Mac Gold Pool 3.00% 2/1/49	385,646	404,736
Freddie Mac S.F. 15 yr
3.00% 9/1/33	56,827	59,685
3.00% 10/1/33	413,658	434,159
3.00% 12/1/33	141,017	148,114
Freddie Mac S.F. 20 yr
3.00% 6/1/36	210,434	222,706
4.50% 8/1/23	1,741,630	1,871,343
Freddie Mac S.F. 30 yr
3.00% 1/1/47	4,504,445	4,757,209
3.00% 2/1/47	2,796,606	2,949,156
3.00% 4/1/47	1,511,215	1,593,720
3.00% 7/1/47	823,425	866,747
3.00% 9/1/47	3,097,393	3,275,370
3.00% 2/1/48	173,229	182,425
3.00% 3/1/48	4,514,645	4,774,288
3.00% 9/1/48	934,343	983,658
3.00% 3/1/49	5,914,305	6,204,499
3.00% 7/1/49	189,243	199,027
3.00% 8/1/49	465,398	488,419
3.00% 9/1/49	9,729,139	10,234,290
3.00% 10/1/49	12,662,761	13,303,870
3.00% 12/1/49	2,288,975	2,399,059
3.00% 1/1/50	10,089,422	10,596,615
3.00% 2/1/50	2,691,903	2,822,208
3.00% 3/1/50	1,895,135	1,990,133
3.50% 7/1/47	6,723,980	7,180,589

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 11/1/47	18,454,453	$ 19,577,791
3.50% 12/1/48	6,447,798	6,830,062
3.50% 3/1/49	1,518,525	1,610,395
3.50% 5/1/49	1,412,701	1,493,273
3.50% 11/1/49	1,080,047	1,142,246
3.50% 12/1/49	9,572,617	10,127,773
3.50% 2/1/50	199,710	211,315
3.50% 3/1/50	1,200,000	1,269,731
4.00% 8/1/44	43,898	47,509
4.00% 5/1/45	31,150	33,687
4.00% 9/1/45	25,645	27,574
4.00% 10/1/45	54,676	59,164
4.00% 11/1/45	40,824	44,176
4.00% 12/1/45	381,326	412,804
4.00% 9/1/46	544,936	584,517
4.00% 12/1/46	312,739	334,317
4.00% 2/1/47	389,645	417,479
4.00% 7/1/47	3,143,642	3,369,921
4.00% 10/1/47	19,766,700	21,286,437
4.00% 12/1/47	5,961,540	6,404,117
4.00% 4/1/48	450,881	481,084
4.00% 5/1/48	2,553,341	2,732,078
4.00% 7/1/48	4,858,351	5,190,062
4.00% 9/1/48	4,400,954	4,692,407
4.00% 11/1/49	1,212,947	1,295,756
4.00% 2/1/50	797,114	851,595
4.00% 3/1/50	600,000	642,840
4.50% 10/1/35	345,069	377,652
4.50% 2/1/50	1,284,322	1,385,670
4.50% 3/1/50	500,000	538,618
5.00% 7/1/47	557,895	604,464
5.00% 10/1/48	382,111	412,964
5.00% 11/1/48	431,382	465,917
5.00% 1/1/49	2,317,011	2,500,323
GNMA I S.F. 30 yr
3.00% 9/15/42	544,471	578,674
3.00% 10/15/42	102,655	109,061
GNMA II S.F. 30 yr
3.00% 11/20/46	832,956	890,729
3.00% 9/20/47	1,162,415	1,231,597
3.00% 2/20/48	18,393	19,604
3.00% 1/20/50	1,497,466	1,585,174
3.50% 3/20/45	32,224	34,248
3.50% 9/20/46	218,302	233,424
3.50% 9/20/47	49,845,939	53,187,538
3.50% 10/20/47	1,473,342	1,572,954
3.50% 11/20/47	138,719	147,332
3.50% 12/20/47	10,448,235	11,033,998
3.50% 2/20/48	352,191	373,545
3.50% 2/20/49	461,510	486,488
3.50% 10/20/49	1,823,164	1,890,686
3.50% 2/20/50	499,148	536,757
4.00% 6/20/47	1,864,242	2,005,795
4.00% 9/20/47	4,077,377	4,394,343
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 11/20/47	2,086,763	$ 2,239,894
4.00% 12/20/47	889,045	947,112
4.00% 2/20/48	668,700	720,627
4.00% 3/20/48	1,126,218	1,210,877
4.00% 4/20/48	811,711	872,741
4.00% 10/20/49	397,195	428,507
4.00% 11/20/49	2,386,756	2,587,903
4.00% 1/20/50	299,174	322,283
4.00% 2/20/50	299,583	325,511
4.50% 6/20/48	60,670	64,938
4.50% 7/20/48	52,193	55,994
4.50% 1/20/49	18,914	20,098
5.00% 1/20/49	1,246,105	1,329,443
GNMA II S.F. 30 yr TBA 4.50% 5/20/50	3,800,000	4,034,086
Total Agency Mortgage-Backed Securities (Cost $779,703,117)		803,253,506
CORPORATE BONDS–31.69%
Aerospace & Defense–0.64%
Boeing
2.70% 2/1/27	220,000	201,893
2.80% 3/1/27	320,000	285,537
3.10% 5/1/26	250,000	231,169
3.20% 3/1/29	1,090,000	1,006,618
3.25% 2/1/35	2,100,000	1,823,331
3.75% 2/1/50	420,000	383,597
General Dynamics 4.25% 4/1/50	180,000	223,521
L3Harris Technologies
4.85% 4/27/35	580,000	628,510
5.05% 4/27/45	80,000	88,362
Lockheed Martin
3.55% 1/15/26	936,000	1,012,217
4.50% 5/15/36	240,000	275,076
Northrop Grumman
2.55% 10/15/22	1,520,000	1,519,153
2.93% 1/15/25	1,600,000	1,628,674
3.25% 1/15/28	660,000	692,440
5.25% 5/1/50	700,000	952,922
United Technologies
3.95% 8/16/25	980,000	1,072,261
4.13% 11/16/28	480,000	529,874
		12,555,155
Agriculture–1.02%
Altria Group
3.49% 2/14/22	440,000	444,816
3.80% 2/14/24	480,000	486,589
4.40% 2/14/26	2,640,000	2,733,845
4.80% 2/14/29	2,540,000	2,657,671
5.80% 2/14/39	1,060,000	1,161,501
5.95% 2/14/49	870,000	1,012,222
6.20% 2/14/59	1,710,000	1,883,342

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital
3.56% 8/15/27	4,980,000	$ 4,690,332
4.54% 8/15/47	1,230,000	1,122,463
Philip Morris International
2.50% 8/22/22	800,000	810,081
4.50% 3/20/42	2,340,000	2,742,103
Reynolds American 5.85% 8/15/45	200,000	215,066
		19,960,031
Airlines–0.04%
♦American Airlines Pass Through Trust
3.38% 5/1/27	645,335	598,465
3.70% 4/1/28	227,403	219,105
		817,570
Apparel–0.17%
NIKE
2.85% 3/27/30	850,000	898,466
3.25% 3/27/40	560,000	584,720
3.38% 3/27/50	1,620,000	1,775,379
		3,258,565
Auto Manufacturers–0.40%
BMW US Capital 2.80% 4/11/26	644,000	637,387
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,208,910
3.34% 3/18/21	1,939,000	1,851,745
5.88% 8/2/21	200,000	196,000
General Motors 6.75% 4/1/46	191,000	152,722
General Motors Financial
2.45% 11/6/20	390,000	378,450
3.45% 4/10/22	1,140,000	1,052,909
3.70% 5/9/23	2,090,000	1,879,789
4.38% 9/25/21	643,000	591,947
		7,949,859
Banks–9.72%
ABN AMRO Bank 2.45% 6/4/20	430,000	427,948
Banco Santander
•2.97% (LIBOR03M + 1.12%) 4/12/23	600,000	576,608
3.85% 4/12/23	1,000,000	1,023,923
Bank of America
3.30% 1/11/23	840,000	870,031
μ3.55% 3/5/24	1,600,000	1,658,556
μ3.59% 7/21/28	3,730,000	3,817,582
μ3.97% 3/5/29	2,000,000	2,158,581
μ3.97% 2/7/30	1,170,000	1,263,352
μ4.08% 3/20/51	3,560,000	4,041,215
4.25% 10/22/26	3,250,000	3,467,932
μ4.33% 3/15/50	950,000	1,114,408
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
4.45% 3/3/26	5,111,000	$ 5,527,380
5.00% 1/21/44	2,180,000	2,773,164
μBank of Montreal 3.80% 12/15/32	300,000	291,392
μBarclays 4.97% 5/16/29	1,300,000	1,402,492
BBVA USA 3.88% 4/10/25	892,000	844,462
BNG Bank 1.63% 4/19/21	1,294,000	1,307,647
BNP Paribas
3.38% 1/9/25	500,000	496,669
μ4.38% 3/1/33	420,000	460,545
4.40% 8/14/28	1,790,000	1,924,565
4.63% 3/13/27	390,000	406,519
μ4.71% 1/10/25	3,170,000	3,303,111
μ5.20% 1/10/30	1,460,000	1,613,115
BPCE 5.15% 7/21/24	780,000	822,387
Citigroup
3.30% 4/27/25	4,070,000	4,213,108
4.45% 9/29/27	11,160,000	11,701,896
4.65% 7/23/48	2,030,000	2,443,707
4.75% 5/18/46	620,000	709,942
8.13% 7/15/39	60,000	94,680
Cooperatieve Rabobank
2.50% 1/19/21	648,000	648,299
4.38% 8/4/25	3,000,000	3,073,191
5.25% 8/4/45	780,000	947,755
μCredit Agricole 4.00% 1/10/33	880,000	886,650
Credit Suisse Group
3.13% 12/10/20	1,139,000	1,137,867
μ4.19% 4/1/31	930,000	952,678
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,204,907
Danske Bank
μ3.00% 9/20/22	760,000	752,408
μ3.24% 12/20/25	350,000	325,344
3.88% 9/12/23	410,000	404,540
5.00% 1/12/22	1,920,000	1,965,827
5.38% 1/12/24	1,470,000	1,547,422
Goldman Sachs Group
3.20% 2/23/23	970,000	989,809
3.50% 11/16/26	3,000,000	3,066,417
3.63% 2/20/24	720,000	744,973
μ3.69% 6/5/28	3,000,000	3,082,949
μ3.81% 4/23/29	1,000,000	1,033,801
μ4.22% 5/1/29	3,140,000	3,352,685
4.25% 10/21/25	1,340,000	1,408,768
4.75% 10/21/45	2,090,000	2,496,821
5.15% 5/22/45	800,000	945,958
5.25% 7/27/21	1,380,000	1,434,595
6.25% 2/1/41	1,660,000	2,297,852
6.75% 10/1/37	750,000	1,008,623
HSBC Bank USA 4.88% 8/24/20	710,000	715,259

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings
3.40% 3/8/21	1,340,000	$ 1,347,372
μ3.97% 5/22/30	3,430,000	3,522,689
μ4.04% 3/13/28	1,610,000	1,638,607
4.30% 3/8/26	710,000	757,929
μ4.58% 6/19/29	4,330,000	4,608,814
4.95% 3/31/30	200,000	220,568
μ6.88% 12/29/49	566,000	556,095
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,577,544
3.38% 1/12/23	630,000	601,454
JPMorgan Chase & Co.
3.63% 12/1/27	510,000	540,780
μ4.02% 12/5/24	2,200,000	2,330,857
μ4.20% 7/23/29	1,170,000	1,285,267
4.25% 10/1/27	6,738,000	7,419,999
μ4.45% 12/5/29	1,930,000	2,165,817
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	1,017,569
Lloyds Bank 2.70% 8/17/20	200,000	197,561
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,117,298
3.10% 7/6/21	233,000	232,741
3.90% 3/12/24	200,000	202,423
4.65% 3/24/26	1,410,000	1,452,439
Morgan Stanley
μ2.70% 1/22/31	2,280,000	2,231,127
μ3.62% 4/1/31	2,930,000	3,049,365
μ3.77% 1/24/29	1,620,000	1,709,395
μ4.43% 1/23/30	70,000	77,799
5.50% 7/24/20	170,000	171,664
μ5.60% 3/24/51	290,000	409,617
Royal Bank of Canada
2.15% 10/26/20	820,000	819,592
3.20% 4/30/21	930,000	940,976
μRoyal Bank of Scotland Group
4.27% 3/22/25	1,090,000	1,119,932
4.52% 6/25/24	2,580,000	2,597,702
4.89% 5/18/29	620,000	656,782
Santander UK 5.00% 11/7/23	575,000	579,336
Santander UK Group Holdings
2.88% 10/16/20	635,000	634,755
3.13% 1/8/21	1,210,000	1,207,176
State Street 3.10% 5/15/23	730,000	751,908
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,021,985
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,153,488
UBS 4.50% 6/26/48	200,000	247,446
μUBS Group 3.13% 8/13/30	680,000	663,443
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,839,539
4.13% 4/15/26	1,176,000	1,191,594
4.25% 3/23/28	4,280,000	4,489,256
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp 2.35% 1/29/21	713,000	$ 710,937
US Bank 3.15% 4/26/21	920,000	927,646
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 3/29/49	1,850,000	1,802,751
Wells Fargo & Co.
μ2.88% 10/30/30	1,070,000	1,061,043
3.00% 10/23/26	1,390,000	1,423,935
3.75% 1/24/24	430,000	455,226
4.13% 8/15/23	460,000	474,236
4.15% 1/24/29	1,700,000	1,854,607
4.30% 7/22/27	2,154,000	2,308,967
4.40% 6/14/46	2,750,000	3,094,677
μ4.48% 4/4/31	630,000	712,346
4.60% 4/1/21	410,000	418,902
4.65% 11/4/44	30,000	34,552
4.75% 12/7/46	2,640,000	3,049,307
4.90% 11/17/45	1,630,000	1,932,708
μ5.01% 4/4/51	7,300,000	9,255,531
		191,057,386
Beverages–0.44%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	4,080,000	4,453,349
Anheuser-Busch InBev Finance 3.30% 2/1/23	1,213,000	1,248,179
Coca-Cola
4.13% 3/25/40	190,000	234,082
4.20% 3/25/50	920,000	1,205,382
Diageo Investment 2.88% 5/11/22	900,000	907,158
PepsiCo
2.88% 10/15/49	310,000	321,724
3.88% 3/19/60	250,000	314,176
		8,684,050
Biotechnology–0.11%
Amgen
2.13% 5/1/20	200,000	199,878
3.88% 11/15/21	472,286	473,118
Gilead Sciences
3.65% 3/1/26	590,000	643,039
4.75% 3/1/46	690,000	882,372
		2,198,407
Building Materials–0.15%
Carrier Global
1.92% 2/15/23	270,000	265,792
2.24% 2/15/25	660,000	644,537
2.49% 2/15/27	130,000	124,107
2.72% 2/15/30	1,220,000	1,122,512
3.38% 4/5/40	430,000	377,434

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Carrier Global (continued)
3.58% 4/5/50	470,000	$ 419,020
		2,953,402
Chemicals–0.17%
Equate Petrochemical 4.25% 11/3/26	1,900,000	1,805,152
OCP 4.50% 10/22/25	1,257,000	1,186,377
Syngenta Finance 3.93% 4/23/21	460,000	433,471
		3,425,000
Commercial Services–0.22%
Cintas No. 2
2.90% 4/1/22	600,000	599,986
3.70% 4/1/27	690,000	707,352
DP World 5.63% 9/25/48	3,660,000	3,056,363
		4,363,701
Computers–0.54%
Apple
2.00% 11/13/20	950,000	953,761
2.45% 8/4/26	2,450,000	2,567,200
Dell International 4.42% 6/15/21	4,340,000	4,386,588
International Business Machines 3.00% 5/15/24	2,620,000	2,739,571
		10,647,120
Cosmetics & Personal Care–0.10%
Procter & Gamble
3.00% 3/25/30	490,000	543,920
3.55% 3/25/40	500,000	583,133
3.60% 3/25/50	680,000	838,782
		1,965,835
Diversified Financial Services–0.48%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,458,499
American Express 2.50% 7/30/24	4,110,000	4,160,207
International Lease Finance 8.63% 1/15/22	590,000	572,263
Visa 4.30% 12/14/45	2,560,000	3,228,143
		9,419,112
Electric–1.01%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	283,536
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,591,000
4.88% 1/15/24	380,000	361,000
Consolidated Edisonof New York
3.35% 4/1/30	330,000	340,377
3.95% 4/1/50	260,000	270,750
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy
2.40% 8/15/22	1,470,000	$ 1,467,303
3.15% 8/15/27	320,000	315,200
FirstEnergy
2.85% 7/15/22	2,190,000	2,135,575
3.90% 7/15/27	2,120,000	2,142,791
7.38% 11/15/31	3,790,000	5,094,191
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,179,654
Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,252,699
5.45% 5/21/28	690,000	720,181
6.15% 5/21/48	2,550,000	2,754,000
		19,908,257
Environmental Control–0.18%
Republic Services 2.50% 8/15/24	590,000	594,021
Waste Management
2.40% 5/15/23	960,000	943,955
3.20% 6/15/26	350,000	364,258
3.45% 6/15/29	250,000	267,530
4.00% 7/15/39	680,000	738,723
4.15% 7/15/49	500,000	574,995
		3,483,482
Food–0.33%
Danone
2.08% 11/2/21	854,000	854,836
2.59% 11/2/23	1,160,000	1,149,647
2.95% 11/2/26	360,000	359,488
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,556,747
Mars
2.70% 4/1/25	640,000	658,048
3.20% 4/1/30	1,790,000	1,870,552
		6,449,318
Forest Products & Paper–0.16%
Suzano Austria GmbH 6.00% 1/15/29	3,430,000	3,198,475
		3,198,475
Health Care Products–0.14%
Abbott Laboratories
3.75% 11/30/26	24,000	26,792
4.75% 11/30/36	650,000	823,028
4.90% 11/30/46	920,000	1,257,213
Medtronic
3.50% 3/15/25	448,000	482,546
4.63% 3/15/45	134,000	177,230
		2,766,809

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.38%
Aetna 3.88% 8/15/47	470,000	$ 480,997
Anthem
2.95% 12/1/22	600,000	612,680
3.13% 5/15/22	320,000	325,481
3.35% 12/1/24	430,000	437,883
3.65% 12/1/27	430,000	444,047
Humana
3.95% 3/15/27	1,220,000	1,241,074
4.80% 3/15/47	50,000	55,947
4.95% 10/1/44	220,000	250,021
UnitedHealth Group
2.70% 7/15/20	850,000	850,083
3.70% 8/15/49	910,000	1,012,643
3.75% 7/15/25	170,000	184,410
3.88% 10/15/20	610,000	612,700
3.88% 12/15/28	300,000	337,957
3.88% 8/15/59	650,000	708,034
		7,553,957
Household Products Wares–0.12%
Kimberly-Clark 3.10% 3/26/30	250,000	268,457
Reckitt Benckiser Treasury Services 2.38% 6/24/22	2,150,000	2,110,231
		2,378,688
Housewares–0.04%
Newell Brands
4.10% 4/1/23	257,000	258,811
4.20% 4/1/26	460,000	449,899
		708,710
Insurance–0.21%
American International Group 3.75% 7/10/25	450,000	450,500
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,465,499
Chubb INA Holdings 3.35% 5/3/26	590,000	624,837
MetLife 6.40% 12/15/36	1,600,000	1,669,766
		4,210,602
Internet–0.32%
Amazon.com
3.15% 8/22/27	750,000	821,465
3.88% 8/22/37	500,000	599,255
4.05% 8/22/47	610,000	778,682
4.95% 12/5/44	630,000	870,329
Tencent Holdings 3.60% 1/19/28	3,090,000	3,270,667
		6,340,398
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	$ 375,660
		375,660
Iron & Steel–0.40%
ArcelorMittal
3.60% 7/16/24	2,210,000	2,014,674
4.55% 3/11/26	1,130,000	1,014,216
6.13% 6/1/25	170,000	168,313
Vale Overseas 6.25% 8/10/26	4,250,000	4,590,085
		7,787,288
Lodging–0.21%
Las Vegas Sands 3.20% 8/8/24	2,030,000	1,827,829
Sands China
4.60% 8/8/23	830,000	848,667
5.13% 8/8/25	1,600,000	1,504,000
		4,180,496
Machinery Diversified–0.15%
Deere & Co.
3.10% 4/15/30	210,000	222,663
3.75% 4/15/50	620,000	722,626
Otis Worldwide
2.06% 4/5/25	400,000	391,007
2.29% 4/5/27	430,000	411,424
2.57% 2/15/30	1,250,000	1,210,666
		2,958,386
Media–1.32%
Charter Communications Operating
3.58% 7/23/20	630,000	628,042
4.20% 3/15/28	1,760,000	1,806,574
4.80% 3/1/50	310,000	322,998
4.91% 7/23/25	2,401,000	2,586,550
5.05% 3/30/29	200,000	217,111
5.38% 4/1/38	2,040,000	2,201,703
5.38% 5/1/47	740,000	799,635
6.48% 10/23/45	1,210,000	1,479,353
Comcast
3.15% 3/1/26	1,166,000	1,223,217
3.25% 11/1/39	110,000	116,086
3.40% 7/15/46	90,000	97,388
3.45% 2/1/50	730,000	801,027
3.75% 4/1/40	120,000	132,623
3.95% 10/15/25	2,530,000	2,785,520
4.00% 3/1/48	140,000	161,469
4.15% 10/15/28	5,050,000	5,749,123
4.25% 10/15/30	1,280,000	1,500,723
4.70% 10/15/48	60,000	77,572
FOX 5.48% 1/25/39	2,170,000	2,517,140
Walt Disney 6.65% 11/15/37	460,000	663,425
		25,867,279

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–1.23%
Anglo American Capital
3.63% 9/11/24	1,900,000	$ 1,788,033
4.00% 9/11/27	930,000	875,096
4.75% 4/10/27	430,000	420,112
Barrick Gold 5.25% 4/1/42	10,000	11,811
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,784,560
BHP Billiton Finance USA
2.88% 2/24/22	492,000	472,831
5.00% 9/30/43	480,000	630,693
μ6.25% 10/19/75	1,150,000	1,128,553
μ6.75% 10/19/75	920,000	975,439
Glencore Finance Canada 4.25% 10/25/22	820,000	785,986
Glencore Funding
2.88% 4/16/20	280,000	279,984
3.88% 10/27/27	260,000	231,878
4.00% 3/27/27	590,000	537,131
4.13% 5/30/23	10,000	9,214
4.13% 3/12/24	1,970,000	1,811,209
4.63% 4/29/24	1,380,000	1,262,010
Nacional del Cobre de Chile 3.63% 8/1/27	3,330,000	3,258,125
Southern Copper 5.25% 11/8/42	6,680,000	6,857,626
		24,120,291
Miscellaneous Manufacturing–0.65%
3M
2.38% 8/26/29	2,510,000	2,521,905
3.05% 4/15/30	190,000	198,983
3.70% 4/15/50	500,000	559,497
Eaton
2.75% 11/2/22	660,000	666,992
4.15% 11/2/42	440,000	487,809
General Electric
5.55% 5/4/20	362,000	362,927
5.88% 1/14/38	650,000	762,538
6.75% 3/15/32	220,000	266,665
6.88% 1/10/39	5,560,000	6,936,559
		12,763,875
Oil & Gas–3.45%
Apache
4.75% 4/15/43	3,700,000	1,638,493
5.10% 9/1/40	400,000	176,809
6.00% 1/15/37	2,223,000	1,211,694
BP Capital Markets
3.12% 5/4/26	1,820,000	1,840,795
3.25% 5/6/22	320,000	324,944
3.41% 2/11/26	200,000	199,877
BP Capital Markets America
3.00% 2/24/50	2,630,000	2,445,113
3.22% 11/28/23	1,520,000	1,561,743
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Cimarex Energy
3.90% 5/15/27	1,260,000	$ 913,684
4.38% 6/1/24	340,000	267,975
4.38% 3/15/29	1,970,000	1,320,286
CNOOC Finance 2015 Australia 2.63% 5/5/20	488,000	488,166
CNOOC Finance 2015 USA
3.50% 5/5/25	2,800,000	2,947,692
4.38% 5/2/28	1,830,000	2,024,194
Concho Resources
3.75% 10/1/27	520,000	441,395
4.30% 8/15/28	2,500,000	2,285,698
4.38% 1/15/25	720,000	614,239
Continental Resources
3.80% 6/1/24	640,000	323,191
4.38% 1/15/28	2,220,000	1,031,391
4.50% 4/15/23	330,000	181,512
4.90% 6/1/44	360,000	156,587
Devon Energy
4.75% 5/15/42	40,000	24,000
5.00% 6/15/45	2,425,000	1,551,484
5.60% 7/15/41	1,037,000	638,581
Diamondback Energy
2.88% 12/1/24	350,000	244,513
3.25% 12/1/26	360,000	254,059
3.50% 12/1/29	120,000	84,625
5.38% 5/31/25	240,000	176,981
Ecopetrol 5.88% 5/28/45	6,280,000	5,564,143
EOG Resources
3.90% 4/1/35	1,280,000	1,289,713
4.15% 1/15/26	670,000	685,905
Exxon Mobil
2.44% 8/16/29	1,230,000	1,257,961
2.99% 3/19/25	950,000	1,001,008
3.04% 3/1/26	490,000	517,914
3.48% 3/19/30	910,000	1,008,387
4.11% 3/1/46	760,000	903,346
KazMunayGas National
5.38% 4/24/30	1,850,000	1,813,000
5.75% 4/19/47	2,700,000	2,677,903
Noble Energy
3.85% 1/15/28	1,620,000	1,146,864
4.95% 8/15/47	220,000	133,190
5.05% 11/15/44	1,200,000	741,200
Occidental Petroleum
2.60% 8/13/21	540,000	432,115
2.70% 8/15/22	760,000	541,522
2.90% 8/15/24	1,430,000	779,350
3.00% 2/15/27	820,000	390,024
3.13% 2/15/22	370,000	271,915
3.50% 6/15/25	500,000	256,987
3.50% 8/15/29	500,000	235,025
4.10% 2/15/47	760,000	324,633
4.20% 3/15/48	210,000	90,521

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
4.40% 4/15/46	380,000	$ 159,368
4.50% 7/15/44	2,850,000	1,173,690
4.63% 6/15/45	1,170,000	502,506
5.55% 3/15/26	220,000	117,329
6.60% 3/15/46	3,500,000	1,649,542
Pertamina Persero 6.00% 5/3/42	1,790,000	1,888,236
Petroleos del Peru 4.75% 6/19/32	5,390,000	4,904,954
Petroleos Mexicanos
5.50% 6/27/44	790,000	486,956
5.63% 1/23/46	2,710,000	1,681,555
6.38% 1/23/45	900,000	581,814
6.63% 6/15/35	1,746,000	1,174,098
6.88% 8/4/26	365,000	277,400
Shell International Finance
1.88% 5/10/21	150,000	149,288
2.38% 11/7/29	200,000	198,806
2.88% 5/10/26	804,000	828,577
4.00% 5/10/46	2,760,000	3,093,316
Sinopec Group Overseas Development 2014 4.38% 4/10/24	1,410,000	1,499,979
		67,799,761
Oil & Gas Services–0.03%
Halliburton
3.80% 11/15/25	69,000	61,240
5.00% 11/15/45	290,000	227,148
Schlumberger Holdings 3.90% 5/17/28	295,000	274,333
		562,721
Pharmaceuticals–2.40%
AbbVie
2.30% 11/21/22	3,280,000	3,276,982
2.60% 11/21/24	3,010,000	3,058,226
2.95% 11/21/26	690,000	703,012
3.20% 11/21/29	4,240,000	4,325,536
3.60% 5/14/25	610,000	642,679
4.25% 11/21/49	160,000	172,587
Allergan Finance
3.80% 3/15/25	790,000	808,973
4.55% 3/15/35	80,000	88,099
Becton Dickinson & Co.
3.36% 6/6/24	1,220,000	1,222,639
3.73% 12/15/24	313,000	320,904
4.69% 12/15/44	516,000	542,862
Bristol-Myers Squibb
2.60% 5/16/22	900,000	918,335
2.90% 7/26/24	1,700,000	1,801,634
3.20% 6/15/26	1,320,000	1,409,833
3.25% 8/15/22	2,818,000	2,925,270
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
3.40% 7/26/29	1,450,000	$ 1,593,408
Cigna
3.40% 9/17/21	720,000	730,754
3.75% 7/15/23	1,270,000	1,307,192
4.13% 11/15/25	550,000	588,921
4.38% 10/15/28	2,380,000	2,560,022
CVS Health
3.35% 3/9/21	372,000	374,568
3.63% 4/1/27	300,000	307,431
3.70% 3/9/23	2,370,000	2,467,142
3.75% 4/1/30	760,000	786,364
3.88% 7/20/25	1,380,000	1,425,877
4.10% 3/25/25	1,040,000	1,094,514
4.13% 4/1/40	300,000	301,580
4.25% 4/1/50	80,000	83,170
4.30% 3/25/28	7,500,000	7,965,028
5.05% 3/25/48	670,000	760,856
5.13% 7/20/45	1,110,000	1,272,770
Johnson & Johnson 3.70% 3/1/46	540,000	665,251
Pfizer 2.63% 4/1/30	710,000	745,032
		47,247,451
Pipelines–1.38%
Cameron LNG
2.90% 7/15/31	320,000	280,799
3.30% 1/15/35	3,530,000	3,059,795
Energy Transfer Operating
2.90% 5/15/25	560,000	472,857
3.75% 5/15/30	2,850,000	2,232,249
4.50% 4/15/24	10,000	8,920
4.95% 6/15/28	350,000	289,762
5.25% 4/15/29	540,000	457,265
6.25% 4/15/49	240,000	203,114
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,190,295
3.13% 7/31/29	200,000	184,248
3.70% 1/31/51	520,000	464,033
3.95% 2/15/27	1,283,000	1,214,744
3.95% 1/31/60	320,000	269,301
4.15% 10/16/28	1,100,000	1,116,026
4.20% 1/31/50	400,000	374,541
4.45% 2/15/43	200,000	189,136
4.80% 2/1/49	100,000	100,114
4.85% 3/15/44	160,000	166,730
7.55% 4/15/38	160,000	185,587
Kinder Morgan
4.30% 6/1/25	610,000	622,583
4.30% 3/1/28	1,200,000	1,177,762
5.20% 3/1/48	90,000	95,064
5.55% 6/1/45	460,000	472,255
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	345,484

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners (continued)
4.25% 9/1/24	1,080,000	$ 1,051,236
5.50% 3/1/44	80,000	79,978
MPLX
4.50% 4/15/38	980,000	765,936
4.70% 4/15/48	680,000	526,409
4.80% 2/15/29	580,000	511,248
5.50% 2/15/49	830,000	700,726
Sunoco Logistics Partners Operations 5.30% 4/1/44	70,000	58,284
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	1,759,065
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,280,000	4,873,815
Western Midstream Operating L.P.
•2.70% (LIBOR03M + 0.85%) 1/13/23	250,000	131,875
3.10% 2/1/25	390,000	204,027
4.05% 2/1/30	1,430,000	629,381
Williams
4.85% 3/1/48	220,000	205,358
8.75% 3/15/32	500,000	543,857
		27,213,859
Retail–0.55%
Home Depot
2.70% 4/15/30	610,000	621,673
3.30% 4/15/40	490,000	502,529
3.35% 4/15/50	680,000	739,403
3.90% 6/15/47	120,000	134,955
Lowe's Companies 5.13% 4/15/50	650,000	782,949
McDonald's
1.45% 9/1/25	910,000	864,542
2.13% 3/1/30	520,000	484,469
3.60% 7/1/30	590,000	617,907
3.70% 1/30/26	390,000	408,374
3.80% 4/1/28	290,000	307,336
4.20% 4/1/50	460,000	509,647
4.88% 12/9/45	1,390,000	1,627,986
Walmart
3.05% 7/8/26	1,020,000	1,100,770
3.70% 6/26/28	1,940,000	2,181,016
		10,883,556
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,516,995
		1,516,995
Semiconductors–0.60%
Intel
4.60% 3/25/40	350,000	422,182
4.75% 3/25/50	2,460,000	3,214,818
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel (continued)
4.95% 3/25/60	530,000	$ 731,083
NVIDIA
2.85% 4/1/30	450,000	467,703
3.50% 4/1/40	1,240,000	1,319,157
3.50% 4/1/50	2,420,000	2,641,973
3.70% 4/1/60	600,000	649,934
Texas Instruments
3.88% 3/15/39	300,000	345,479
4.15% 5/15/48	1,540,000	1,904,649
		11,696,978
Software–0.69%
Adobe 2.30% 2/1/30	2,640,000	2,639,076
Microsoft
2.40% 8/8/26	1,900,000	2,009,343
2.70% 2/12/25	310,000	334,256
2.88% 2/6/24	1,780,000	1,898,275
3.30% 2/6/27	2,540,000	2,818,684
3.45% 8/8/36	40,000	45,695
3.70% 8/8/46	280,000	332,135
4.10% 2/6/37	1,240,000	1,513,911
salesforce.com
3.25% 4/11/23	920,000	956,171
3.70% 4/11/28	1,000,000	1,103,883
		13,651,429
Telecommunications–1.14%
America Movil 3.13% 7/16/22	950,000	958,868
AT&T
3.40% 5/15/25	1,300,000	1,344,592
3.80% 2/15/27	1,340,000	1,392,260
4.13% 2/17/26	601,000	641,237
4.35% 6/15/45	880,000	930,482
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	377,314
Sprint Spectrum 3.36% 3/20/23	1,875,000	1,865,625
Telefonica Emisiones 5.21% 3/8/47	490,000	549,849
Verizon Communications
3.15% 3/22/30	720,000	774,271
3.50% 11/1/24	530,000	563,779
3.85% 11/1/42	890,000	994,133
4.00% 3/22/50	320,000	379,778
4.13% 3/16/27	440,000	489,621
4.13% 8/15/46	630,000	729,509
4.40% 11/1/34	910,000	1,065,379
4.50% 8/10/33	4,240,000	5,103,968
4.52% 9/15/48	330,000	416,569
4.86% 8/21/46	940,000	1,225,673
5.25% 3/16/37	560,000	716,316
5.50% 3/16/47	120,000	164,506

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group 4.38% 5/30/28	1,540,000	$ 1,619,107
		22,302,836
Transportation–0.30%
Union Pacific
2.15% 2/5/27	730,000	713,479
2.40% 2/5/30	1,190,000	1,158,092
3.75% 7/15/25	380,000	408,410
3.75% 2/5/70	900,000	929,919
3.84% 3/20/60	920,000	984,542
3.95% 9/10/28	1,570,000	1,685,520
		5,879,962
Total Corporate Bonds (Cost $634,140,105)		623,062,712
NON-AGENCY ASSET-BACKED SECURITIES–4.75%
•ACIS CLO Series 2015-6A A1 3.35% (LIBOR03M + 1.59%) 5/1/27	958,488	944,542
•AMMC CLO Series 2013-12A AR 2.93% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,887,400
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,150,000	3,063,347
Avis Budget Rental Car Funding AESOP
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,066,996
Series 2019-3A A 2.36% 3/20/26	1,390,000	1,217,315
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,795,981
•BlueMountain CLO Series 2015-1A A1R 3.18% (LIBOR03M + 1.33%) 4/13/27	1,075,436	1,063,353
•California Street CLO Series 2012-9A AR2 3.16% (LIBOR03M + 1.32%) 7/16/32	2,080,000	1,992,811
•Carlyle Global Market Strategies CLO
Series 2014-3RA A1A 2.84% (LIBOR03M + 1.05%) 7/27/31	1,080,000	1,020,683
Series 2015-4A A1R 3.16% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,616,004
•Carlyle US CLO Series 2017-2A A1B 3.04% (LIBOR03M + 1.22%) 7/20/31	1,500,000	1,394,770
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catskill Park CLO Series 2017-1A A2 3.52% (LIBOR03M + 1.70%) 4/20/29	1,500,000	$ 1,391,641
•CBAM
Series 2017-1A A1 3.07% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,572,801
Series 2017-2A B1 3.59% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,162,898
•Cedar Funding VI CLO Series 2016-6A AR 2.91% (LIBOR03M + 1.09%) 10/20/28	450,000	432,779
•Cutwater Series 2014-1A A1AR 3.08% (LIBOR03M + 1.25%) 7/15/26	662,645	651,296
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.84% (LIBOR01M + 0.14%) 1/15/37	1,628,529	1,449,456
•Denali Capital CLO Series 2013-1A A1LR 2.84% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,121,127
•Dryden 53 CLO Series 2017-53A B 3.23% (LIBOR03M + 1.40%) 1/15/31	1,000,000	907,153
•Dryden 75 CLO Series 2019-75A AR 3.03% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,357,575
•EFS Volunteer No. 2 Series 2012-1 A2 2.30% (LIBOR01M + 1.35%) 3/25/36	4,079,465	3,993,383
Fannie Mae Grantor Trust 2.90% 6/25/27	399,167	421,101
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	2,976,169
•Galaxy XIX CLO Series 2015-19A A1R 3.02% (LIBOR03M + 1.22%) 7/24/30	2,000,000	1,892,654
•Halcyon Loan Advisors Funding Series 2015-2A AR 2.87% (LIBOR03M + 1.08%) 7/25/27	1,256,559	1,229,498
•Halsey Point CLO I Series 2019-1A A1A1 3.26% (LIBOR03M + 1.35%) 1/20/33	2,530,000	2,355,774

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•KKR CLO
Series 16 A2R 3.62% (LIBOR03M + 1.80%) 1/20/29	820,000	$ 751,645
Series 18 A 3.10% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,840,952
Series 21 A 2.83% (LIBOR03M + 1.00%) 4/15/31	2,000,000	1,880,306
•LCM XVIII Series 19A AR 3.07% (LIBOR03M + 1.24%) 7/15/27	510,000	500,189
•Midocean Credit Clo VII Series 2017-7A BR 0.00% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,574,463
•Myers Park CLO B1 3.42% (LIBOR03M + 1.60%) 10/20/30	1,020,000	902,652
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	1,981,075
•OHA Loan Funding Series 2013-2A AR 2.72% (LIBOR03M + 1.04%) 5/23/31	2,040,000	1,945,499
•Owl Rock CLO Series 2020-3A A1L 2.97% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,536,243
•Recette Clo Series 2015-1A AR 2.74% (LIBOR03M + 0.92%) 10/20/27	710,701	693,136
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	1,091,050	1,159,707
Series 2019-10A 1 3.11% 3/10/29	1,273,156	1,297,036
•Seneca Park CLO Series 2014-1A AR 2.96% (LIBOR03M + 1.12%) 7/17/26	389,098	386,028
•SLC Student Loan Trust Series 2008-1 A4A 2.34% (LIBOR03M + 1.60%) 12/15/32	3,517,647	3,485,502
•SLM Private Credit Student Loan Trust
Series 2005-B A4 1.07% (LIBOR03M + 0.33%) 6/15/39	1,764,849	1,684,589
Series 2006-A A5 1.03% (LIBOR03M + 0.29%) 6/15/39	1,464,692	1,405,384
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 1.25% (LIBOR01M + 0.30%) 7/25/36	1,831,599	$ 1,787,535
•Symphony CLO XVIII Series 2016-18A B 3.61% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,124,846
•TCI-Symphony CLO Series 2016-1A BR 3.50% (LIBOR03M + 1.65%) 10/13/29	2,000,000	1,801,524
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	1,861,891	1,847,908
Series 2016-1 A1B 2.75% 2/25/55	150,231	149,624
Series 2016-2 A1 3.00% 8/25/55	173,202	171,479
•Tralee CLO V Series 2018-5A B 3.52% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,105,655
•Tralee Clo VI Series 2019-6A AS 3.09% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,895,046
United States Small Business Administration Series 2019-25G 1 2.69% 7/1/44	659,739	677,146
•Venture 32 CLO Series 2018-32A A2A 2.89% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,633,247
•Voya CLO Series 2013-1A A1AR 3.04% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,441,702
•Whitehorse XII Series 2018-12A A 3.08% (LIBOR03M + 1.25%) 10/15/31	1,000,000	926,997
•Zais Clo 13 Series 2019-13A A1A 3.32% (LIBOR03M + 1.49%) 7/15/32	3,000,000	2,792,622
Total Non-Agency Asset-Backed Securities (Cost $98,030,061)		93,358,244
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.29%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 1.49% (LIBOR01M + 0.54%) 11/25/35	1,673,892	1,598,393
CSMC Trust
φ 3.06% 10/25/59	4,423,448	4,303,440
•Series 2018-J1 A2 3.50% 2/25/48	15,138,340	14,555,272

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	908,368	$ 932,837
φGCAT 2019-NQM2 Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,192,219	5,015,004
GNMA REMIC Series 2019-123 A 3.00% 10/20/49	896,560	906,855
•Impac CMB Trust Series Series 2007-A A 1.45% (LIBOR01M + 0.50%) 5/25/37	2,868,799	2,654,250
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.15% 10/26/48	4,356,756	4,301,830
Series 2018-4 A1 3.50% 10/25/48	2,664,930	2,750,125
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 1.32% (LIBOR01M + 0.37%) 8/25/36	1,283,196	1,216,689
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/34	7,150,000	7,356,092
*• XA 1.35% 8/15/34	32,225,000	1,688,397
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,712,376	1,757,476
Series 2015-1A A3 3.75% 5/28/52	912,723	938,018
Series 2015-2A A1 3.75% 8/25/55	302,453	311,626
Series 2015-2A A2 3.75% 8/25/55	3,753,566	3,759,631
Series 2016-3A A1B 3.25% 9/25/56	1,979,661	1,990,150
Series 2016-3A B1 4.00% 9/25/56	4,612,698	4,495,360
Series 2016-4A B2 4.75% 11/25/56	2,212,263	2,275,162
Series 2017-1A A1 4.00% 2/25/57	5,126,692	5,287,814
Series 2017-4A A1 4.00% 5/25/57	5,349,700	5,454,495
Series 2017-6A A1 4.00% 8/27/57	9,836,353	10,132,310
United States Small Business Administration Series 2019-20D 1 2.98% 4/1/39	699,947	727,398
Total Non-Agency Collateralized Mortgage Obligations (Cost $85,764,040)		84,408,624
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.81%
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	$ 2,618,807
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.63% (LIBOR01M + 0.93%) 11/15/36	730,000	591,663
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.38% 4/10/46	11,180,198	377,460
Series 2014-GC25 A4 3.64% 10/10/47	889,000	942,953
Series 2016-P3 A4 3.33% 4/15/49	758,000	776,916
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	766,985
Series 2014-CR16 A4 4.05% 4/10/47	774,000	810,618
Series 2014-CR20 A4 3.59% 11/10/47	402,000	427,588
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,605,622
Series 2015-CR23 A4 3.50% 5/10/48	418,000	442,872
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.95% (LIBOR01M + 1.25%) 1/15/34	4,280,000	3,456,207
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,808,567
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,356,103
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	973,695
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.69% 11/10/46	948,000	930,263
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	427,446
•Series 2013-PEMB A 3.55% 3/5/33	5,000,000	4,925,505
Series 2014-GC24 A5 3.93% 9/10/47	1,448,000	1,514,871
Series 2015-GC32 A4 3.76% 7/10/48	512,000	530,436
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 2.20% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,086,609

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	$ 1,918,857
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,781,467
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	665,351
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,397,845
•KNDL Mortgage Trust Series 2019-KNSQ A 1.50% (LIBOR01M + 0.80%) 5/15/36	4,450,000	3,931,539
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.12% 2/15/46	3,000,000	2,757,444
Series 2014-C17 A5 3.74% 8/15/47	717,000	753,042
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,730,514
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,375,392
Series 2016-C29 A4 3.33% 5/15/49	710,000	727,590
•Morgan Stanley Capital I Trust
Series 2015-MS1 A4 3.78% 5/15/48	1,750,000	1,869,527
Series 2019-BPR A 2.10% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,225,111
MSCG Trust Series 2016-SNR C 5.21% 11/15/34	892,500	848,881
•Rosslyn Portfolio Trust Series 2017-ROSS A 1.94% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,466,799
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,156,845
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	471,933
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,644,937
*•Series 2016-BNK1 XA 1.76% 8/15/49	17,406,809	1,479,386
*•Series 2016-C36 XA 1.31% 11/15/59	41,104,498	2,459,788
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	$ 2,866,356
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $80,827,268)		74,899,790
REGIONAL BONDS–0.18%
Canada—0.18%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,540,645
Province of Manitoba Canada 2.13% 6/22/26	872,000	918,312
Province of Quebec Canada 2.50% 4/20/26	959,000	1,037,533
		3,496,490
Total Regional Bonds (Cost $3,327,752)		3,496,490
ΔSOVEREIGN BONDS–5.80%
Colombia—0.59%
Colombia Government International Bond
3.88% 4/25/27	1,740,000	1,719,120
4.50% 3/15/29	1,070,000	1,096,322
5.00% 6/15/45	630,000	645,750
5.20% 5/15/49	4,890,000	5,134,353
5.63% 2/26/44	2,720,000	2,985,200
		11,580,745
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,234,781
		1,234,781
Indonesia—0.53%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,051,506
3.85% 7/18/27	2,110,000	2,125,226
4.63% 4/15/43	950,000	1,008,922
4.88% 5/5/21	290,000	292,216
5.13% 1/15/45	4,350,000	4,850,985
		10,328,855
Israel—0.04%
State of Israel
2.75% 7/3/30	390,000	390,000
3.88% 7/3/50	490,000	490,000
		880,000
Japan—0.08%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,488,069
		1,488,069

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.19%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	$ 3,642,900
		3,642,900
Kuwait—0.14%
Kuwait International Government Bond 3.50% 3/20/27	2,660,000	2,760,356
		2,760,356
Mexico—1.12%
Mexico Government International Bond
4.00% 10/2/23	11,080,000	11,301,600
4.75% 3/8/44	10,570,000	10,702,125
		22,003,725
Panama—0.48%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,657,440
4.50% 5/15/47	3,470,000	3,799,685
4.50% 4/1/56	1,050,000	1,136,625
6.70% 1/26/36	2,230,000	2,862,785
		9,456,535
Peru—0.38%
Peruvian Government International Bond
5.63% 11/18/50	2,450,000	3,650,500
6.55% 3/14/37	2,690,000	3,850,089
		7,500,589
Poland—0.46%
Republic of Poland Government International Bond 4.00% 1/22/24	8,260,000	8,986,087
		8,986,087
Qatar—0.51%
Qatar Government International Bond
3.25% 6/2/26	270,000	273,761
3.88% 4/23/23	3,210,000	3,298,917
4.00% 3/14/29	1,600,000	1,710,848
4.82% 3/14/49	4,030,000	4,746,599
		10,030,125
Russia—0.46%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	6,321,900
5.63% 4/4/42	400,000	486,300
5.88% 9/16/43	1,800,000	2,232,000
		9,040,200
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	$ 638,426
		638,426
United Arab Emirates—0.27%
Abu Dhabi Government International Bond 2.50% 10/11/22	5,320,000	5,335,960
		5,335,960
Uruguay—0.46%
Uruguay Government International Bond
4.38% 1/23/31	4,280,000	4,654,543
5.10% 6/18/50	3,840,000	4,372,838
		9,027,381
Total Sovereign Bonds (Cost $109,293,699)		113,934,734
SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.38% 6/8/21	476,000	481,027
Total Supranational Bank (Cost $476,638)		481,027
U.S. TREASURY OBLIGATIONS–6.32%
U. S. Treasury Inflation Indexed Bonds 1.00% 2/15/48	5,303,220	6,534,284
U.S. Treasury Bonds
2.25% 8/15/49	1,850,000	2,250,785
2.38% 11/15/49	5,720,000	7,139,275
2.88% 5/15/49	3,140,000	4,287,940
U.S. Treasury Inflation Index 0.25% 2/15/50	24,219,179	24,980,388
U.S. Treasury Inflation Index Bond
1.00% 2/15/46	11,375,870	13,825,970
1.38% 2/15/44	3,884,693	4,985,363
U.S. Treasury Inflation Protected Security 1.00% 2/15/49	29,213,925	36,348,194
U.S. Treasury Notes
1.50% 10/31/21	20,000	20,404
1.50% 11/30/24	770,000	810,936
1.63% 10/31/26	10,560,000	11,305,388
1.88% 7/31/26	4,430,000	4,805,858
2.00% 11/15/26	6,320,000	6,919,413
Total U.S. Treasury Obligations (Cost $111,394,628)		124,214,198

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.00%
Put Option Purchased–0.00%
U.S. Treasury 10 yr Notes Strike price $132, expiration date 4/24/20, notional amount $24,684,000	187	$ 11,687
Total Options Purchased (Cost $93,823)		11,687

	Number of Shares
MONEY MARKET FUND–0.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	11,645,217	11,645,217
Total Money Market Fund (Cost $11,645,217)		11,645,217

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—1.30%
Agency Obligations–1.30%
•Federal Home Loan Mortgage 0.05% (SOFR + 0.04%) 9/10/20	2,780,000	$ 2,780,209
•Federal Home Loan Banks 0.13% (SOFR + 0.12%) 10/7/20	4,580,000	4,576,842
Federal Home Loan Bank Discount Notes
1.56% 4/13/20	9,120,000	9,115,343
1.60% 5/1/20	9,040,000	9,028,150
Total Short-Term Investments (Cost $25,503,493)		25,500,544

TOTAL INVESTMENTS–101.86% (Cost $1,984,076,627)	2,002,477,884

Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.07)%

Call Options Written–(0.05)%
U.S. Treasury 10 yr Notes Strike price $135.00, expiration date 4/24/20, notional amount $25,245,000	(187)	(715,859)
U.S. Treasury 10 yr Notes Strike price $138.00, expiration date 4/24/20, notional amount $26,772,000	(194)	(254,625)
U.S. Treasury 10 yr Notes Strike price $141.00, expiration date 4/24/20, notional amount $26,508,000	(188)	(47,000)
		(1,017,484)
Put Options Written–(0.02)%
U.S. Treasury 10 yr Notes Strike price $131.00, expiration date 4/24/20, notional amount $24,628,000	(188)	(11,750)
U.S. Treasury 5 yr Notes Strike price $124.00, expiration date 4/24/20, notional amount $86,800,000	(700)	(71,094)
U.S. Treasury 5 yr Notes Strike price $124.00, expiration date 5/22/20, notional amount $111,352,000	(898)	(196,438)
U.S. Treasury 5 yr Notes Strike price $124.25, expiration date 4/24/20, notional amount $44,605,750	(359)	(44,875)
U.S. Treasury 5 yr Notes Strike price $124.50, expiration date 4/24/20, notional amount $53,286,000	(428)	(66,875)
		(391,032)
Total Options Written (Premium received $(2,234,994) )		(1,408,516)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.79%)	(35,197,037)
NET ASSETS APPLICABLE TO 196,122,471 SHARES OUTSTANDING–100.00%	$1,965,872,331

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2020.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
522	30 Day Federal Funds	$217,359,700	$214,696,687	4/30/20	$2,663,013	$—
2,739	90 Day IMM Eurodollar	681,155,062	679,575,439	6/15/20	1,579,623	—
73	90 Day IMM Eurodollar	18,197,988	17,957,241	3/15/21	240,747	—
(1,382)	90 Day IMM Eurodollar	(344,377,125)	(342,565,735)	12/13/21	—	(1,811,390)
(22)	U.S. Treasury 10 yr Notes	(3,051,125)	(2,991,973)	6/19/20	—	(59,152)
1,526	U.S. Treasury 2 yr Notes	336,304,171	331,915,538	6/30/20	4,388,633	—
2,252	U.S. Treasury 5 yr Notes	282,309,313	278,933,100	6/30/20	3,376,213	—
(232)	U.S. Treasury Long Bonds	(41,542,500)	(38,969,133)	6/19/20	—	(2,573,367)
Total Futures Contracts					$12,248,229	$(4,443,909)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG 33- Quarterly[3]	288,635,000	1.00%	12/20/24	$(942,121)	$3,872,890	$—	$(4,815,011)
CDX.NA.IG.34- Quarterly[3]	77,800,000	1.00%	6/20/25	(520,022)	(29,049)	—	(490,973)
					3,843,841	—	(5,305,984)
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-Semiannual/Quarterly	30,000,000	1.73%	(1.27%)[4]	6/27/21	$(578,515)	$—	$—	$(578,515)
25 yr IRS-Semiannual/Quarterly	57,209,000	1.85%	(1.69%)[4]	11/15/44	(12,895,512)	89,423	—	(12,984,935)
25 yr IRS-Semiannual/Quarterly	5,586,000	1.81%	(1.69%)[4]	11/15/44	(1,206,895)	7,287	—	(1,214,182)
4 yr IRS-Semiannual/Quarterly	370,500,000	(0.65%)	0.56%[4]	8/31/24	3,591,227	19,852	3,571,375	—
6 yr IRS-Semiannual/Quarterly	71,204,000	1.60%	(1.45%)[4]	11/15/26	(4,746,857)	194,912	—	(4,941,768)
7 yr IRS-Semiannual/Quarterly	86,261,000	1.55%	(1.45%)[4]	6/30/26	(5,565,307)	276,098	—	(5,841,405)
7 yr IRS-Annual	61,791,000	0.30%	(1.00%)[4]	2/15/27	106,976	106,976	—	—
7 yr IRS-Semiannual/Quarterly	54,660,000	(0.77%)	1.20%[4]	3/24/27	641,168	424,427	216,741	—
5 yr IRS-Semiannual/Quarterly	20,879,000	(2.56%)	1.58%[4]	5/31/22	1,098,040	(5,279)	1,103,319	—
Total IRS Contracts						$1,113,696	$4,891,435	$(25,560,805)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCG–Morgan Stanley Capital Group
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$24,750,705	$—	$24,750,705
Agency Commercial Mortgage-Backed Securities	—	19,460,406	—	19,460,406
Agency Mortgage-Backed Securities	—	801,704,380	1,549,126	803,253,506
Corporate Bonds	—	623,062,712	—	623,062,712
Non-Agency Asset-Backed Securities	—	93,358,244	—	93,358,244
Non-Agency Collateralized Mortgage Obligations	—	84,408,624	—	84,408,624
Non-Agency Commercial Mortgage-Backed Securities	—	74,899,790	—	74,899,790
Regional Bonds	—	3,496,490	—	3,496,490
Sovereign Bonds	—	113,934,734	—	113,934,734
Supranational Bank	—	481,027	—	481,027
U.S. Treasury Obligations	—	124,214,198	—	124,214,198
Options Purchased	11,687	—	—	11,687
Money Market Fund	11,645,217	—	—	11,645,217
Short-Term Investment	—	25,500,544	—	25,500,544
Total Investments	$11,656,904	$1,989,271,854	$1,549,126	$2,002,477,884
Derivatives:

Assets:
Futures Contracts	$12,248,229	$—	$—	$12,248,229
Swap Contracts	$—	$4,891,435	$—	$4,891,435
Liabilities:
Futures Contracts	$(4,443,909)	$—	$—	$(4,443,909)
Swap Contracts	$—	$(30,866,789)	$—	$(30,866,789)
Options Written	$826,478	$—	$—	$826,478
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Western Asset Core Bond Fund–21